Segmented information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented information

Note 4	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Significant accounting policies. Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
To align with changes in how we manage our business and assess performance, the operating results of our public safety land radio network business are now included within our Bell Wireline segment effective January 1, 2020, with prior periods restated for comparative purposes. Previously, these results were included within our Bell Wireless segment. Our public safety land radio network business, which builds and manages land mobile radio networks primarily for the government sector, is now managed by our Bell Business Markets team in order to better serve our customers with end-to-end communications solutions.

As a result of the sale of substantially all of our data centre operations, the financial results of these data centre operations, which were previously included in our Bell Wireline segment, are now presented as a discontinued operation. See Note 3, Discontinued operations, for additional details.

We measure the performance of each segment based on segment profit, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other expense are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
Our Bell Wireless segment provides wireless voice and data communication products and services to our residential, small and medium-sized business and large enterprise customers as well as consumer electronic products across Canada.
Our Bell Wireline segment provides data, including Internet access and IPTV, local telephone, long distance, as well as other communication services and products to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.
Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH advertising services to customers nationally across Canada.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,630	11,884	2,369	—	22,883
Inter-segment			53	322	381	(756)	—
Total operating revenues			8,683	12,206	2,750	(756)	22,883
Operating costs		5	(5,017)	(6,960)	(2,055)	756	(13,276)
Segment profit (1)			3,666	5,246	695	—	9,607
Severance, acquisition and other costs		6					(116)
Depreciation and amortization	16,	18					(4,404)
Finance costs
Interest expense		7					(1,110)
Interest on post-employment benefit obligations		26					(46)
Impairment of assets		8					(472)
Other expense		9					(194)
Income taxes		10					(792)
Net earnings from continuing operations							2,473
Net earnings from discontinued operations		3					226
Net earnings							2,699
Goodwill		21	3,046	4,612	2,946	—	10,604
Indefinite-life intangible assets		18	4,063	1,692	2,085	—	7,840
Capital expenditures			916	3,161	125	—	4,202
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,946	12,036	2,811	—	23,793
Inter-segment			55	281	406	(742)	—
Total operating revenues			9,001	12,317	3,217	(742)	23,793
Operating costs		5	(5,210)	(6,952)	(2,367)	742	(13,787)
Segment profit (1)			3,791	5,365	850	—	10,006
Severance, acquisition and other costs		6					(114)
Depreciation and amortization	16,	18					(4,344)
Finance costs
Interest expense		7					(1,125)
Interest on post-employment benefit obligations		26					(63)
Impairment of assets		8					(102)
Other income		9					95
Income taxes		10					(1,129)
Net earnings from continuing operations							3,224
Net earnings from discontinued operations		3					29
Net earnings							3,253
Goodwill		21	3,046	4,675	2,946	—	10,667
Indefinite-life intangible assets		18	3,948	1,692	2,381	—	8,021
Capital expenditures			671	3,195	108	—	3,974
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products

The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Services(1)
Wireless	6,122	6,323
Wireline data	7,691	7,617
Wireline voice	3,402	3,564
Media	2,369	2,811
Other wireline services	248	251
Total services	19,832	20,566
Products(2)
Wireless	2,508	2,623
Wireline data	494	556
Wireline equipment and other	49	48
Total products	3,051	3,227
Total operating revenues	22,883	23,793
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.